Intangible Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	$ 595,405
Intangible assets subject to amortization	186,460
Total - Intangible assets both subject to and not subject to amortization	781,865
Amortization Period (in years)	19 years 3 months 18 days
Goodwill
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	473,895
Trademarks and trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	121,510
Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	175,750
Amortization Period (in years)	20 years
Order backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	5,910
Amortization Period (in years)	1 year
Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	$ 4,800
Amortization Period (in years)	15 years